RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Apr. 30, 2022
RELATED PARTY TRANSACTIONS
Summary of related party transactions

At April 30, 2022 and October 31, 2021, due from related party consisted of the following:

Name of related party	April 30, 2022	October 31, 2021
WDZG Consulting	$2,485	$—
	$2,485	$—

At April 30, 2022 and October 31, 2021, due to related party consisted of the following:

Name of related party	April 30, 2022	October 31, 2021
WDZG Consulting	$—	$2,564
	$—	$2,564